Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

11.Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2024	2025
	RMB	RMB
License of copyright	3,421	3,421
Purchased software	26,793	36,219
Trademark	567	832
Brands(i)	30,916	96,472
Channel relations(i)	29,044	146,521
Total intangible assets	90,741	283,465
Less: accumulated amortization	(36,568)	(68,947)
Less: accumulated impairment	(1,377)	(1,377)
Intangible assets, net	52,796	213,141
(i)

The brands and channel relations were transferred from SS North Asia as a result of a business combination under common control in 2023 (refer to Note 1 (e)), and recognized at the historical cost recorded by the former parent of SS North Asia in accordance with ASC 805-50. In 2025, additional brands and channel relations were derived from the business combination with TWHL.

Amortization expenses for the years ended December 31, 2023, 2024 and 2025 were RMB8,892, RMB12,510 and RMB29,419 respectively. The Group recorded nil, nil and nil impairment losses for the years ended December 31, 2023, 2024 and 2025, respectively.

11.Intangible assets, net (Continued)

The estimated amortization expenses for each of next five years and thereafter is as follows:

Amortization expense of
intangible assets
RMB
2026	40,977
2027	39,589
2028	39,290
2029	36,681
2030	19,475
Thereafter	37,129